Stock Grants (Details Narrative) (10-K) - USD ($)				9 Months Ended		12 Months Ended
	Sep. 01, 2017	Aug. 08, 2017	Apr. 10, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Restricted common stock, value							$ 44,700
Stock compensation expense				$ 257,875	$ 233,125	$ 650,271
Director [Member]
Restricted common stock, shares						1,344,274	793,025
Restricted common stock, value						$ 287,500	$ 150,000
Consultant [Member]
Restricted common stock, shares		100,000	100,000			112,500
Restricted common stock, per share		$ 0.175	$ 0.23			$ 0.20
Stock compensation expense						$ 22,500
Share-based payment forfeiture and vesting rights, percentage	25.00%
Consultant [Member] | April 10, 2017 [Member]
Stock compensation expense							17,250
Consultant [Member] | August 8, 2017 [Member]
Stock compensation expense						$ 10,125	$ 13,125